NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (SENIOR SECURED CREDIT AGREEMENT) (NARRATIVE) (Details) (USD $)	6 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 28, 2012	May 31, 2013	Dec. 31, 2014	Sep. 28, 2014	May 30, 2014	Jul. 01, 2014	Sep. 30, 2012
Debt Instrument [Line Items]
Notes payable – direct corporate obligations		$ 856,400,000				$ 794,400,000
Long-term Debt						797,100,000
Senior Secured Credit Agreement [Member]
Debt Instrument [Line Items]
Notes payable – direct corporate obligations		581,500,000				522,100,000
Senior Secured Note 6.375 Percent [Member]
Debt Instrument [Line Items]
Interest rate						6.375%
Notes Payable to Banks [Member] | Senior Secured Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Terms, Mandatory Prepayments, Percentage of Restricted Payments					100.00%
Additional Debt Repayment		42,700,000	2,000,000
Mandatory Debt Repayment	20,400,000		28,400,000
Debt instrument, terms, mandatory prepayments, percentage of share repurchases and common stock dividend payments	33.33%
Senior Notes [Member] | Senior Secured Note 6.375 Percent [Member]
Debt Instrument [Line Items]
Notes payable – direct corporate obligations		275,000,000		275,000,000		275,000,000
Interest rate				6.375%						6.375%
Secured Debt [Member] | Line of Credit [Member] | Term Loan Facility, Six-Year [Member]
Debt Instrument [Line Items]
Notes payable – direct corporate obligations				425,000,000
Debt Instrument, Term				6 years	6 years
Long-term Debt						390,900,000
Debt Instrument, Annual Amortization Percentage of Loan in First and Second Year				1.00%
Secured Debt [Member] | Line of Credit [Member] | Term Loan Facility, Four-Year [Member]
Debt Instrument [Line Items]
Notes payable – direct corporate obligations				250,000,000
Debt Instrument, Term				4 years	4 years
Long-term Debt						131,200,000
Debt Instrument, Annual Amortization Percentage of Loan in First and Second Year				20.00%
Debt Instrument, Annual Amortization Percentage of Loan in Third and Fourth Year				30.00%
Secured Debt [Member] | Line of Credit [Member] | Senior Secured Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Terms, Mandatory Prepayments, Percentage of Restricted Payments					100.00%
Debt Instrument, Terms, Mandatory Prepayments, Reduced Percentage					33.33%
Debt to Capitalization Ratio, Maximum Threshold for Repayment Requirement (less than)					0.2
Debt Instrument, Terms, Mandatory Prepayments, Percentage of Net Cash Proceeds from Asset Sales and Casualty Events					100.00%
Debt Instrument, Terms, Mandatory Prepayments, Percentage of Net Cash Proceeds Received for Restricted Subsidiaries from Debt Issuances					100.00%
Additional Debt Repayment						59,400,000
Debt to Capitalization Ratio at Period End						0.172
Lesser Of Interest Coverage Ratio Required						15.75
Aggregate Adjusted Capital to Company Action Level Risk Based Capital Ratio at Period End						4.34
Minimum Combined Statutory Capital and Surplus					1,300,000,000
Combined Statutory Capital and Surplus at Period End						1,868,000,000
Swingline Loan [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				5,000,000
Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				5,000,000
Revolving Credit Facility [Member] | Line of Credit [Member] | Revolving Credit Facility, Three Year [Member]
Debt Instrument [Line Items]
Debt Instrument, Term				3 years
Line of Credit Facility, Maximum Borrowing Capacity				50,000,000
Maximum [Member] | Notes Payable to Banks [Member] | Senior Secured Credit Agreement [Member]
Debt Instrument [Line Items]
Debt to Capitalization Ratio, Threshold Requiring Equal Debt Repayment					0.225
Maximum [Member] | Senior Notes [Member] | Senior Secured Note 6.375 Percent [Member]
Debt Instrument [Line Items]
Debt to Capitalization Ratio, Threshold Requiring Equal Debt Repayment				0.175
Maximum [Member] | Secured Debt [Member] | Line of Credit [Member] | Senior Secured Credit Agreement [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt							250,000,000
Debt to Capitalization Ratio, Threshold Requiring Equal Debt Repayment					0.25
Debt Instrument, Debt to Capitalization Ratio, Percentage Required No Mandatory Prepayment (less than)					0.20
Debt to Capitalization Ratio is required (not more than)					0.275
Minimum [Member] | Notes Payable to Banks [Member] | Senior Secured Credit Agreement [Member]
Debt Instrument [Line Items]
Debt to Capitalization Ratio, Threshold Requiring Equal Debt Repayment					0.175
Minimum [Member] | Secured Debt [Member] | Line of Credit [Member] | Senior Secured Credit Agreement [Member]
Debt Instrument [Line Items]
Debt to Capitalization Ratio, Threshold Requiring Equal Debt Repayment					0.2
Interest Coverage Ratio Required (not less than)					2.50
Aggregate Adjusted Capital to Company Action Level Risk-Based Capital Ratio, After Stated Date (less than)					2.50
Conseco Life Insurance Company [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Disposal Group, Including Discontinued Operations, Proceeds Exceeding Defined Amount Require A Mandatory Prepayment, Pursuant To Senior Secured Credit Agreement								125,000,000
Wilton Reassurance Company [Member] | Bankers Life [Member]
Debt Instrument [Line Items]
Reinsurance recapture fee paid									$ 28,000,000
Base Rate Floor [Member] | Term Loan Facility, Four-Year [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument, Variable Interest Rate, Floor					2.00%
Base Rate Floor [Member] | Term Loan Facility, Six-Year [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument, Variable Interest Rate, Floor					2.25%
Eurodollar Floor [Member] | Term Loan Facility, Four-Year [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument, Variable Interest Rate, Floor					1.00%
Eurodollar Floor [Member] | Term Loan Facility, Six-Year [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument, Variable Interest Rate, Floor					1.25%
Eurodollar Floor [Member] | Revolving Credit Facility [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					3.50%
Eurodollar Rate [Member] | Term Loan Facility, Four-Year [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					3.25%
Eurodollar Rate [Member] | Term Loan Facility, Six-Year [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					3.75%
Eurodollar [Member] | Secured Debt [Member] | Line of Credit [Member] | Term Loan Facility, Six-Year [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.75%
Line of Credit Facility, Interest Rate at Period End						3.75%
Eurodollar [Member] | Secured Debt [Member] | Line of Credit [Member] | Term Loan Facility, Four-Year [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.25%
Line of Credit Facility, Interest Rate at Period End						3.00%
Eurodollar [Member] | Revolving Credit Facility [Member] | Line of Credit [Member] | Term Loan Facility, Four-Year [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					3.00%
Eurodollar [Member] | Minimum [Member] | Secured Debt [Member] | Line of Credit [Member] | Term Loan Facility, Six-Year [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.00%
Eurodollar [Member] | Minimum [Member] | Secured Debt [Member] | Line of Credit [Member] | Term Loan Facility, Four-Year [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					0.75%
Base Rate [Member] | Secured Debt [Member] | Line of Credit [Member] | Term Loan Facility, Six-Year [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.75%
Base Rate [Member] | Secured Debt [Member] | Line of Credit [Member] | Term Loan Facility, Four-Year [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.25%
Base Rate [Member] | Term Loan Facility, Four-Year [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.25%
Base Rate [Member] | Term Loan Facility, Six-Year [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.75%
Base Rate [Member] | Revolving Credit Facility [Member] | Line of Credit [Member] | Term Loan Facility, Four-Year [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.00%
Base Rate [Member] | Revolving Credit Facility [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.50%
Base Rate [Member] | Minimum [Member] | Secured Debt [Member] | Line of Credit [Member] | Term Loan Facility, Six-Year [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.25%
Base Rate [Member] | Minimum [Member] | Secured Debt [Member] | Line of Credit [Member] | Term Loan Facility, Four-Year [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.00%